Cash and Cash Equivalents: (Tables)	3 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

	March 31,	December 31,
	2024	2023
Bank deposits	$488,466	$455,057
Short term investments	8,259,937	8,074,105
Total	$8,748,403	$8,529,162

The Company’s cash and cash equivalents are predominantly held in U.S. banks and Canadian chartered banks. Short term investments include money market funds, certificates of deposit and U.S. treasury bills which mature in three months or less.